Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000190645 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000190645 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%
C000190645 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000190645 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000190645 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%
C000190645 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000190645 [Member] | Salesforce [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000190645 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000190645 [Member] | SAP [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000190645 [Member] | Home Depot [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000190645 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.78%
C000190645 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000190645 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.59%
C000190645 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%
C000190645 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.85%
C000190645 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.82%
C000190645 [Member] | Bullion [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.95%
C000190645 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000190645 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%
C000190645 [Member] | Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017158 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000017158 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%
C000017158 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000017158 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000017158 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%
C000017158 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000017158 [Member] | Salesforce [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000017158 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000017158 [Member] | SAP [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000017158 [Member] | Home Depot [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000017158 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.78%
C000017158 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000017158 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.59%
C000017158 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%
C000017158 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.85%
C000017158 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.82%
C000017158 [Member] | Bullion [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.95%
C000017158 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000017158 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%
C000017158 [Member] | Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000246484 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.23%
C000246484 [Member] | SAP [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
C000246484 [Member] | MercadoLibre [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%
C000246484 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%
C000246484 [Member] | China Merchants Bank Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000246484 [Member] | KB Financial Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%
C000246484 [Member] | Sea ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000246484 [Member] | Makita [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000246484 [Member] | Heidelberg Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%
C000246484 [Member] | Axis Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%
C000246484 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000246484 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.93%
C000246484 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.09%
C000246484 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.48%
C000246484 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
C000246484 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.94%
C000246484 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.05%
C000246484 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.71%
C000246484 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.32%
C000246484 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%
C000246484 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.23%
C000246484 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000246484 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.34%
C000246484 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.08%
C000246484 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.33%
C000246484 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.75%
C000246484 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.01%
C000246484 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.86%
C000246484 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	10.58%
C000246484 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.87%
C000017159 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.23%
C000017159 [Member] | SAP [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
C000017159 [Member] | MercadoLibre [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%
C000017159 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%
C000017159 [Member] | China Merchants Bank Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000017159 [Member] | KB Financial Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%
C000017159 [Member] | Sea ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000017159 [Member] | Makita [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017159 [Member] | Heidelberg Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%
C000017159 [Member] | Axis Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%
C000017159 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000017159 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.93%
C000017159 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.09%
C000017159 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.48%
C000017159 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
C000017159 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.94%
C000017159 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.05%
C000017159 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.71%
C000017159 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.32%
C000017159 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%
C000017159 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.23%
C000017159 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017159 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.34%
C000017159 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.08%
C000017159 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.33%
C000017159 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.75%
C000017159 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.01%
C000017159 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.86%
C000017159 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	10.58%
C000017159 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.87%
C000190647 [Member] | CoStar Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
C000190647 [Member] | Trade Desk Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%
C000190647 [Member] | Datadog Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000190647 [Member] | IDEXX Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%
C000190647 [Member] | Fastenal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
C000190647 [Member] | Insulet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%
C000190647 [Member] | HubSpot [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000190647 [Member] | Floor And Decor Holdings Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000190647 [Member] | Trimble [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000190647 [Member] | Pool [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000190647 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
C000190647 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.53%
C000190647 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.06%
C000190647 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000190647 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
C000190647 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000190647 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.83%
C000190647 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.01%
C000190647 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
C000017162 [Member] | CoStar Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
C000017162 [Member] | Trade Desk Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%
C000017162 [Member] | Datadog Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000017162 [Member] | IDEXX Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%
C000017162 [Member] | Fastenal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
C000017162 [Member] | Insulet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%
C000017162 [Member] | HubSpot [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000017162 [Member] | Floor And Decor Holdings Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000017162 [Member] | Trimble [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000017162 [Member] | Pool [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017162 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
C000017162 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.53%
C000017162 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.06%
C000017162 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000017162 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
C000017162 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000017162 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.83%
C000017162 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.01%
C000017162 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
C000190648 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.18%
C000190648 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%
C000190648 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.63%
C000190648 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.88%
C000190648 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.48%
C000190648 [Member] | Zebra Technologies Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
C000190648 [Member] | Seagate Technology Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%
C000190648 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
C000190648 [Member] | SAP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000190648 [Member] | Cadence Design Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%
C000190648 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%
C000190648 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.76%
C000190648 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.24%
C000190648 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.99%
C000190648 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000017166 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.18%
C000017166 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%
C000017166 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.63%
C000017166 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.88%
C000017166 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.48%
C000017166 [Member] | Zebra Technologies Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
C000017166 [Member] | Seagate Technology Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%
C000017166 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
C000017166 [Member] | SAP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000017166 [Member] | Cadence Design Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%
C000017166 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%
C000017166 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.76%
C000017166 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.24%
C000017166 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.99%
C000017166 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000203521 [Member] | Clean Harbors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000203521 [Member] | ATI [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000203521 [Member] | IMAX [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%
C000203521 [Member] | Parsons [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%
C000203521 [Member] | OSI Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%
C000203521 [Member] | Descartes Systems Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%
C000203521 [Member] | Construction Partners Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%
C000203521 [Member] | Vericel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
C000203521 [Member] | Integer Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000203521 [Member] | CyberArk Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000203521 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000203521 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.31%
C000203521 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.98%
C000203521 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%
C000203521 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%
C000203521 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.31%
C000203521 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.06%
C000203521 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000203521 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000017167 [Member] | Clean Harbors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000017167 [Member] | ATI [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000017167 [Member] | IMAX [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%
C000017167 [Member] | Parsons [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%
C000017167 [Member] | OSI Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%
C000017167 [Member] | Descartes Systems Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%
C000017167 [Member] | Construction Partners Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%
C000017167 [Member] | Vericel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
C000017167 [Member] | Integer Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000017167 [Member] | CyberArk Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000017167 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000017167 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.31%
C000017167 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.98%
C000017167 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%
C000017167 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%
C000017167 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.31%
C000017167 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.06%
C000017167 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000017167 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000017168 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000017168 [Member] | Casey s General Stores [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000017168 [Member] | Semtech [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000017168 [Member] | Pinnacle Financial Partners [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000017168 [Member] | East West Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000017168 [Member] | Dick s Sporting Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C000017168 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017168 [Member] | Expand Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000017168 [Member] | Brinker International [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
C000017168 [Member] | Liberty Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000017168 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
C000017168 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.33%
C000017168 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.22%
C000017168 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.68%
C000017168 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000017168 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017168 [Member] | Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.46%
C000017168 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.86%
C000017168 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.23%
C000017168 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000017169 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%
C000017169 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%
C000017169 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000017169 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000017169 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017169 [Member] | Zebra Technologies Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%
C000017169 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000017169 [Member] | Fiserv [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000017169 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000017169 [Member] | Costco Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000017169 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.63%
C000017169 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.53%
C000017169 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.93%
C000017169 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%
C000017169 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000017169 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000017169 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017169 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000017169 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000017169 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000017174 [Member] | Shell [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.13%
C000017174 [Member] | Anglo American [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%
C000017174 [Member] | CF Industries Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%
C000017174 [Member] | CRH [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%
C000017174 [Member] | Wheaton Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%
C000017174 [Member] | Alcoa [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000017174 [Member] | Hudbay Minerals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
C000017174 [Member] | Valero Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
C000017174 [Member] | Kimbell Royalty Partners [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000017174 [Member] | International Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
C000017174 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.92%
C000017174 [Member] | Paper Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.94%
C000017174 [Member] | Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%
C000017174 [Member] | Aluminum [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000017174 [Member] | Oil And Gas Refining And Marketing Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
C000017174 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.97%
C000017174 [Member] | Fertilizers And Agricultural Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.92%
C000017174 [Member] | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.29%
C000017174 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.09%
C000017174 [Member] | Diversified Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.78%
C000017175 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.35%
C000017175 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.49%
C000017175 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000017175 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.29%
C000017175 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%
C000017175 [Member] | Salesforce [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%
C000017175 [Member] | Visa Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%
C000017175 [Member] | UnitedHealth Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017175 [Member] | Motorola Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000017175 [Member] | Intercontinental Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017175 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000017175 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.68%
C000017175 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.24%
C000017175 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.15%
C000017175 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000017175 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.69%
C000017175 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.13%
C000017175 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000190649 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.76%
C000190649 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
C000190649 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.54%
C000190649 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.35%
C000190649 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%
C000190649 [Member] | Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%
C000190649 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.86%
C000190649 [Member] | Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.07%
C000190649 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%
C000190649 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.86%
C000017176 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.76%
C000017176 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
C000017176 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.54%
C000017176 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.35%
C000017176 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%
C000017176 [Member] | Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%
C000017176 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.86%
C000017176 [Member] | Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.07%
C000017176 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%
C000017176 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.86%
C000190650 [Member] | Expand Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.43%
C000190650 [Member] | Shell [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000190650 [Member] | Valero Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.25%
C000190650 [Member] | Kimbell Royalty Partners [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.46%
C000190650 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.82%
C000190650 [Member] | Diamondback Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000190650 [Member] | Permian Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%
C000190650 [Member] | Marathon Petroleum [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.31%
C000190650 [Member] | Chord Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.16%
C000190650 [Member] | Tourmaline Oil [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%
C000190650 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.84%
C000190650 [Member] | Oil And Gas Refining And Marketing Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.55%
C000190650 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.77%
C000190650 [Member] | Oil And Gas Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.84%
C000190650 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%
C000190650 [Member] | Oil And Gas Drilling [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000190650 [Member] | Asset Management And Custody Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000190650 [Member] | Renewable Electricity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000190650 [Member] | Heavy Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000190650 [Member] | Coal And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
C000190650 [Member] | Oil And Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000032174 [Member] | Expand Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.43%
C000032174 [Member] | Shell [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000032174 [Member] | Valero Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.25%
C000032174 [Member] | Kimbell Royalty Partners [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.46%
C000032174 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.82%
C000032174 [Member] | Diamondback Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000032174 [Member] | Permian Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%
C000032174 [Member] | Marathon Petroleum [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.31%
C000032174 [Member] | Chord Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.16%
C000032174 [Member] | Tourmaline Oil [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%
C000032174 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.84%
C000032174 [Member] | Oil And Gas Refining And Marketing Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.55%
C000032174 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.77%
C000032174 [Member] | Oil And Gas Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.84%
C000032174 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%
C000032174 [Member] | Oil And Gas Drilling [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000032174 [Member] | Asset Management And Custody Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000032174 [Member] | Renewable Electricity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000032174 [Member] | Heavy Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000032174 [Member] | Coal And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
C000032174 [Member] | Oil And Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%